Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Fair value [Abstract]
Revaluation adjustment	$ (493)	$ 525
Proceeds from redemptions and disposals of marketable securities	3,800	$ 0
Impairment loss	$ 100		$ 100
Bottom of Range [Member]
Fair value [Abstract]
Marketable securities at FVOCI maturity period	1 month
Top of Range [Member]
Fair value [Abstract]
Marketable securities at FVOCI maturity period	3 years
FVOCI [Member]
Fair value [Abstract]
Opening balance	$ 88,667
Accrued interest	1,055
Interest received	(268)
Redemptions and disposals of marketable securities	(3,800)
Revaluation adjustment	(493)
Closing balance	$ 85,161		$ 88,667